UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GRS Advisors, LLC
Address: 900 North  Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  028-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

 /s/    Michael A. Elrad     Chicago, IL/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $2,424,286 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAPITAL AGENCY CORP   COM              02503X105    22626   673200 SH       SOLE                   673200        0        0
AVALONBAY CMNTYS INC           COM              053484101    95004   671500 SH       SOLE                   671500        0        0
BIOMED REALTY TRUST INC        COM              09063H107    20329  1088300 SH       SOLE                  1088300        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203    11523   933800 SH       SOLE                   933800        0        0
CREXUS INVT CORP               COM              226553105    10419  1024500 SH       SOLE                  1024500        0        0
CROWN CASTLE INTL CORP         COM              228227104     7467   127300 SH       SOLE                   127300        0        0
D R HORTON INC                 COM              23331A109   140782  7659500 SH       SOLE                  7659500        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    82016  1315200 SH       SOLE                  1315200        0        0
ESSEX PPTY TR INC              COM              297178105    40974   266200 SH       SOLE                   266200        0        0
GAYLORD ENTMT CO NEW           COM              367905106    31650   820800 SH       SOLE                   820800        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103    96749  5348200 SH       SOLE                  5348200        0        0
HOME DEPOT INC                 COM              437076102   173510  3274400 SH       SOLE                  3274400        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    56740  3586600 SH       SOLE                  3586600        0        0
HUDSON PAC PPTYS INC           COM              444097109    20075  1153100 SH       SOLE                  1153100        0        0
HYATT HOTELS CORP              COM CL A         448579102    68464  1842400 SH       SOLE                  1842400        0        0
ISHARES TR                     DJ US REAL EST   464287739   182055  2847500 SH  PUT  SOLE                  2847500        0        0
ISTAR FINL INC                 FRNT 10/0        45031UBF7    19849 20000000 SH       SOLE                 20000000        0        0
JONES LANG LASALLE INC         COM              48020Q107     9570   136000 SH       SOLE                   136000        0        0
KILROY RLTY CORP               COM              49427F108    60222  1244000 SH       SOLE                  1244000        0        0
LENNAR CORP                    CL A             526057104    53112  1718300 SH  PUT  SOLE                  1718300        0        0
LOWES COS INC                  COM              548661107    39844  1401000 SH       SOLE                  1401000        0        0
MACERICH CO                    COM              554382101   210933  3572100 SH       SOLE                  3572100        0        0
MARRIOTT INTL INC NEW          CL A             571903202    19471   496700 SH       SOLE                   496700        0        0
MFA FINANCIAL INC              COM              55272X102    18799  2382600 SH       SOLE                  2382600        0        0
POST PPTYS INC                 COM              737464107    56116  1146400 SH       SOLE                  1146400        0        0
PULTE GROUP INC                COM              745867101    39871  3726300 SH  PUT  SOLE                  3726300        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103    69573  2672800 SH       SOLE                  2672800        0        0
RYLAND GROUP INC               COM              783764103    36075  1410300 SH       SOLE                  1410300        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    92912  1628600 SH       SOLE                  1628600        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    25936   166617 SH       SOLE                   166617        0        0
SL GREEN RLTY CORP             COM              78440X101    54651   681100 SH       SOLE                   681100        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    34720   654600 SH  PUT  SOLE                   654600        0        0
STARWOOD PPTY TR INC           COM              85571B105    29495  1384100 SH       SOLE                  1384100        0        0
SUNRISE SENIOR LIVING INC      COM              86768K106    19294  2646700 SH       SOLE                  2646700        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    59261  5392300 SH       SOLE                  5392300        0        0
TARGET CORP                    COM              87612E106    10602   182200 SH       SOLE                   182200        0        0
TAUBMAN CTRS INC               COM              876664103   120740  1564800 SH       SOLE                  1564800        0        0
TERRENO RLTY CORP              COM              88146M101     6044   400000 SH       SOLE                   400000        0        0
TOLL BROTHERS INC              COM              889478103    96295  3239000 SH       SOLE                  3239000        0        0
VENTAS INC                     COM              92276F100   165197  2617191 SH       SOLE                  2617191        0        0
WEYERHAEUSER CO                COM              962166104    15321   685200 SH       SOLE                   685200        0        0